G. FAIR VALUE MEASUREMENT, Financial instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 17,342	$ 12,314	$ 40,282	$ 14,978
Interest-bearing time deposits with financial Institutions	204	205
Other equity securities	358,877
Accrued interest receivable	4,544	4,511
Financial liabilities:
Deposits	1,003,457	983,189
Notes payable	4,500	4,950
Carrying Amount
Financial assets:
Cash and cash equivalents	17,342	12,314
Interest-bearing time deposits with financial Institutions	204	205
Securities available for sale	358,877	329,207
Loans	753,013	733,977
Other equity securities	7,206	6,748
Accrued interest receivable	4,544	4,511
Financial liabilities:
Deposits	1,003,457	983,189
Federal Home Loan Bank advances	37,000	17,000
Notes payable	4,500	4,950
Accrued interest payable	287	236
Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit		0
Fair Value
Financial assets:
Cash and cash equivalents	17,342	12,314
Interest-bearing time deposits with financial Institutions	204	205
Securities available for sale	358,877	329,207
Loans	748,688	725,196
Other equity securities	7,206	6,748
Accrued interest receivable	4,544	4,511
Financial liabilities:
Deposits	1,002,771	983,771
Federal Home Loan Bank advances	37,000	17,000
Notes payable	4,500	4,950
Accrued interest payable	287	236
Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	1,702	1,673
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	17,342	12,314
Securities available for sale	1,003	7,000
Accrued interest receivable	4,544	4,511
Financial liabilities:
Deposits	885,864	857,759
Accrued interest payable	287	236
Other Observable Inputs (Level 2)
Financial assets:
Interest-bearing time deposits with financial Institutions	204	205
Securities available for sale	357,874	322,207
Financial liabilities:
Deposits	116,907	126,012
Federal Home Loan Bank advances	37,000	17,000
Notes payable	4,500	4,950
Significant Unobservable Inputs(Level 3)
Financial assets:
Loans	748,688	725,196
Other equity securities	7,206	6,748
Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	$ 1,702	$ 1,673